Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Software and IT Services Portfolio
November 30, 2022
SOF-NPRT3-0123
1.810708.118
Common Stocks - 96.7%
	Shares	Value ($)
Entertainment - 1.7%
Interactive Home Entertainment - 1.7%
Activision Blizzard, Inc.	814,900	60,261,855
Electronic Arts, Inc.	684,300	89,492,754
		149,754,609
Interactive Media & Services - 3.3%
Interactive Media & Services - 3.3%
Alphabet, Inc. Class A (a)	2,434,900	245,900,551
Meta Platforms, Inc. Class A (a)	420,300	49,637,430
		295,537,981
Internet & Direct Marketing Retail - 0.5%
Internet & Direct Marketing Retail - 0.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	276,000	24,166,560
Uber Technologies, Inc. (a)	698,200	20,345,548
		44,512,108
IT Services - 35.0%
Data Processing & Outsourced Services - 20.8%
AvidXchange Holdings, Inc. (a)	36,300	312,906
Block, Inc. Class A (a)	1,316,200	89,198,874
ExlService Holdings, Inc. (a)	153,900	28,810,080
Fidelity National Information Services, Inc.	611,200	44,360,896
Fiserv, Inc. (a)	272,400	28,427,664
FleetCor Technologies, Inc. (a)	153,200	30,057,840
Global Payments, Inc.	1,168,870	121,305,329
MasterCard, Inc. Class A	1,665,200	593,477,280
PayPal Holdings, Inc. (a)	2,706,500	212,216,665
StoneCo Ltd. Class A (a)	243,500	2,844,080
Visa, Inc. Class A	3,105,720	673,941,240
WEX, Inc. (a)	104,300	17,641,302
		1,842,594,156
Internet Services & Infrastructure - 5.1%
Akamai Technologies, Inc. (a)	1,122,900	106,518,294
GoDaddy, Inc. (a)	1,449,500	114,698,935
MongoDB, Inc. Class A (a)	575,400	87,857,826
Snowflake, Inc. (a)	333,200	47,614,280
Twilio, Inc. Class A (a)	1,043,800	51,167,076
Wix.com Ltd. (a)	472,300	42,738,427
		450,594,838
IT Consulting & Other Services - 9.1%
Accenture PLC Class A	655,900	197,379,987
Capgemini SA	691,100	124,949,135
Cognizant Technology Solutions Corp. Class A	3,294,200	204,932,182
DXC Technology Co. (a)	707,800	21,000,426
Gartner, Inc. (a)	203,600	71,335,332
IBM Corp.	1,241,200	184,814,680
Kyndryl Holdings, Inc. (a)	281,400	3,295,194
Thoughtworks Holding, Inc. (a)	46,100	420,432
		808,127,368
TOTAL IT SERVICES		3,101,316,362
Media - 0.2%
Publishing - 0.2%
The New York Times Co. Class A	560,000	20,524,000
Software - 56.0%
Application Software - 24.4%
Adobe, Inc. (a)	1,454,100	501,562,713
Alteryx, Inc. Class A (a)	329,700	14,787,045
Aspen Technology, Inc. (a)	180,862	41,688,691
Atlassian Corp. PLC (a)	191,100	25,139,205
Autodesk, Inc. (a)	1,125,000	227,193,750
Blackbaud, Inc. (a)	646,300	38,306,201
Braze, Inc.	15,500	398,350
Ceridian HCM Holding, Inc. (a)	981,542	67,176,734
Confluent, Inc. (a)(b)	331,200	7,627,536
Constellation Software, Inc.	25,200	40,624,989
Coupa Software, Inc. (a)	637,700	40,328,148
DocuSign, Inc. (a)	129,800	6,109,686
Dropbox, Inc. Class A (a)	213,000	5,018,280
Elastic NV (a)	820,800	50,224,752
Everbridge, Inc. (a)	473,000	15,438,720
Five9, Inc. (a)	596,000	38,209,560
HashiCorp, Inc.	16,900	461,370
HubSpot, Inc. (a)	270,100	81,848,403
Intuit, Inc.	281,600	114,777,344
Liveramp Holdings, Inc. (a)	103,600	2,275,056
Micro Focus International PLC	1,263,938	8,002,108
Momentive Global, Inc. (a)	850,700	6,746,051
New Relic, Inc. (a)	473,100	26,621,337
PTC, Inc. (a)	846,800	107,721,428
Qualtrics International, Inc. (a)	1,286,400	13,198,464
RingCentral, Inc. (a)	137,300	5,088,338
Salesforce.com, Inc. (a)	2,856,084	457,687,461
Samsara, Inc.	69,800	665,194
SAP SE	73,900	8,199,697
Smartsheet, Inc. (a)	313,700	9,643,138
Workday, Inc. Class A (a)	872,300	146,459,170
Workiva, Inc. (a)	263,000	21,187,280
Zoom Video Communications, Inc. Class A (a)	406,900	30,692,467
		2,161,108,666
Systems Software - 31.6%
Crowdstrike Holdings, Inc. (a)	57,100	6,717,815
GitLab, Inc. (a)(b)	11,200	442,960
Microsoft Corp.	8,593,400	2,192,520,076
NortonLifeLock, Inc.	4,479,100	102,840,136
Oracle Corp.	2,364,027	196,285,162
Palo Alto Networks, Inc. (a)	1,328,400	225,695,160
Tenable Holdings, Inc. (a)	1,643,800	62,760,284
Zuora, Inc. (a)	1,207,700	9,275,136
		2,796,536,729
TOTAL SOFTWARE		4,957,645,395
TOTAL COMMON STOCKS (Cost $4,992,856,108)		8,569,290,455

Money Market Funds - 2.9%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (c)	252,477,425	252,527,921
Fidelity Securities Lending Cash Central Fund 3.86% (c)(d)	2,077,667	2,077,875
TOTAL MONEY MARKET FUNDS (Cost $254,605,796)		254,605,796

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $5,247,461,904)	8,823,896,251
NET OTHER ASSETS (LIABILITIES) - 0.4%	32,425,479
NET ASSETS - 100.0%	8,856,321,730

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	46,704,772	823,039,008	617,215,859	1,272,978	-	-	252,527,921	0.5%
Fidelity Securities Lending Cash Central Fund 3.86%	582,500	152,032,391	150,537,016	25,523	-	-	2,077,875	0.0%
Total	47,287,272	975,071,399	767,752,875	1,298,501	-	-	254,605,796

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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